COMMERCIAL MORTGAGE LOANS - Loan Portfolio and Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($)
Mortgage loans
Commercial mortgage loan holdings, net	$ 10,863	$ 10,006
Percentage of mortgage loans on real estate	100.00%	100.00%
Number of single tenants whose exposure represents more than 1.7% of mortgage loans	0
Amount of new loans funded	$ 2,000	$ 1,400	$ 1,200
Average loan size of new loans funded	11	8	8
Average loan size of portfolio	$ 6	$ 6	$ 5
Weighted-average interest rate on mortgage loans (as a percent)	4.10%	4.30%	4.50%
Largest single mortgage loan	$ 78	$ 78	$ 78
Amount that would become due in 2022, if loans are called at their next call dates	116
Amount that would become due in 2023 through 2027, if loans are called at their next call dates	379
Amount that would become due in 2028 through 2029, if loans are called at their next call dates	6
Allowance for credit losses	103	222	5
Commercial Mortgage Loans
Mortgage loans
Commercial mortgage loan holdings, before allowance	10,966	10,228
Commercial mortgage loan holdings, net	10,863	10,006
Allowance for credit losses	$ 103	$ 222
Commercial Mortgage Loans | Financial Asset, 60 to 89 Days Past Due
Mortgage loans
Number of loans past due | loan		1
Value of loans in delinquency		$ 1
Commercial Mortgage Loans | Financial Asset, 30 to 59 Days Past Due
Mortgage loans
Number of loans past due | loan	1
Value of loans in delinquency	$ 28
Commercial Mortgage Loans | Financial Asset, Equal to or Greater than 90 Days Past Due
Mortgage loans
Number of loans past due | loan		1
Value of loans in delinquency		$ 1
Commercial Mortgage Loans | Coronavirus Aid, Relief, and Economic Security Act, Payment Deferrals, Loan Modification Program
Mortgage loans
Commercial mortgage loan holdings, before allowance	$ 2,000
Number of loans modified and not considered troubled debt restructuring | loan	23
Loans modified during period and not considered troubled debt restructuring	$ 475
Number of loans in modification and not considered troubled debt restructuring | loan	268
Commercial Mortgage Loans | Coronavirus Aid, Relief, and Economic Security Act, Not In Payment Deferral, Loan Modification Program
Mortgage loans
Commercial mortgage loan holdings, before allowance	$ 1,900
Commercial Mortgage Loans | Coronavirus Aid, Relief, and Economic Security Act, Loan Modification Program, Loans In Payment
Mortgage loans
Commercial mortgage loan holdings, before allowance	$ 69
CALIFORNIA
Mortgage loans
Percentage of mortgage loans on real estate	10.10%	11.30%
TEXAS
Mortgage loans
Percentage of mortgage loans on real estate	7.30%	7.30%
ALABAMA
Mortgage loans
Percentage of mortgage loans on real estate	6.30%	6.20%
FLORIDA
Mortgage loans
Percentage of mortgage loans on real estate	7.20%	6.70%
GEORGIA
Mortgage loans
Percentage of mortgage loans on real estate	4.20%	4.40%
NORTH CAROLINA
Mortgage loans
Percentage of mortgage loans on real estate	5.60%	5.30%
OHIO
Mortgage loans
Percentage of mortgage loans on real estate	4.60%	4.90%
UTAH
Mortgage loans
Percentage of mortgage loans on real estate	4.00%	4.20%
MICHIGAN
Mortgage loans
Percentage of mortgage loans on real estate	4.60%	4.70%
TENNESSEE
Mortgage loans
Percentage of mortgage loans on real estate	3.50%	3.50%
All identified states
Mortgage loans
Percentage of mortgage loans on real estate	57.40%	58.50%
Retail
Mortgage loans
Percentage of mortgage loans on real estate	30.30%	34.90%
Office buildings
Mortgage loans
Percentage of mortgage loans on real estate	13.80%	15.10%
Apartments
Mortgage loans
Percentage of mortgage loans on real estate	17.20%	12.70%
Warehouses
Mortgage loans
Percentage of mortgage loans on real estate	16.50%	16.00%
Senior housing
Mortgage loans
Percentage of mortgage loans on real estate	17.00%	16.20%
Other
Mortgage loans
Percentage of mortgage loans on real estate	5.20%	5.10%
Maximum
Mortgage loans
Single tenant's exposure as a percentage of mortgage loans	0.90%
Commercial mortgage loans
Mortgage loans
Mortgage loans having participation feature	$ 600	$ 806
Income recognized on participating mortgage loans	$ 54	26	$ 23
Loans not subject to pooling and servicing agreement, non performing or restructured amount		$ 3
Number of troubled debt restructurings	1	4	4
Commercial mortgage loans | Maximum
Mortgage loans
Period for exercise of call options or interest rate reset options	8 years
Loan-to-value ratio with participating interest (as a percent) (up to)	85.00%